Intangible assets - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jan. 09, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 233.0	$ 459.9
HumanFirst Inc
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1.0
Intangible assets acquired				$ 9.9